STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income from Brand Contracts		$ 463,110
OPERATING EXPENSES:
Personnel	98,174	916,245	541,736	875,718
Professional Services	798,231	1,745,112	1,536,612	2,305,020
General and administrative, exclusive of personnel costs	166,618	435,563	277,229	381,557
Total Operating Expenses	1,063,023	3,096,920	2,355,577	3,562,295
Net Loss Before Income Taxes	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)
Net Loss	(1,063,023)	(2,633,810)	(2,355,577)	(3,562,295)
Platform Common
OPERATING EXPENSES:
Net Loss Before Income Taxes		(3,016,170)
Net Loss		(3,016,170)
Net Income / (Loss) attributable to:
Common stock	(1,063,023)	(3,016,171)	(2,355,577)	(3,562,295)
Income / (Loss) Per Share attributable to:
Basic (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)
Diluted (in dollars per share)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)
Fantex Series Vernon Davis Convertible Tracking Stock
OPERATING EXPENSES:
Net Loss Before Income Taxes		201,609
Net Loss		201,609
Net Income / (Loss) attributable to:
Common stock		201,609
Income / (Loss) Per Share attributable to:
Basic (in dollars per share)		$ 0.48
Diluted (in dollars per share)		$ 0.48
Fantex Series EJ Manuel Convertible Tracking Stock
OPERATING EXPENSES:
Net Loss Before Income Taxes		180,751
Net Loss		180,751
Net Income / (Loss) attributable to:
Common stock		$ 180,751
Income / (Loss) Per Share attributable to:
Basic (in dollars per share)		$ 0.35
Diluted (in dollars per share)		$ 0.35